Subsequent events (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Subsequent Event [Line Items]
Cash dividend declared	¥ 15,859,000,000	¥ 11,425,000,000	¥ 12,125,000,000
Outstanding principal amount	230,097,000,000	328,656,000,000
Increase (decrease) in equity due to conversion	¥ 74,232,000,000
Common stock
Subsequent Event [Line Items]
Shares issued in conversion	3,958,256
Increase (decrease) in equity due to conversion	¥ 10,520,000,000
Treasury stock, at cost
Subsequent Event [Line Items]
Increase (decrease) in equity due to conversion	29,130,000,000
Additional Paid-in capital
Subsequent Event [Line Items]
Increase (decrease) in equity due to conversion	34,582,000,000
Zero Coupon Convertible Bonds Due 2015
Subsequent Event [Line Items]
Outstanding principal amount	21,455,000,000	¥ 95,891,000,000
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared	¥ 11,764
Subsequent Event | Common stock
Subsequent Event [Line Items]
Shares issued in conversion	1,213,589
Increase (decrease) in equity due to conversion	¥ 3,223,000,000
Subsequent Event | Treasury stock, at cost
Subsequent Event [Line Items]
Shares issued in conversion	1,340
Increase (decrease) in equity due to conversion	¥ 12,000,000
Subsequent Event | Additional Paid-in capital
Subsequent Event [Line Items]
Increase (decrease) in equity due to conversion	3,223,000,000
Subsequent Event | Zero Coupon Convertible Bonds Due 2015
Subsequent Event [Line Items]
Outstanding principal amount	21,445,000,000
Principal amount of bonds converted	¥ 6,455,000,000